Fair Value of Financial Assets and Liabilities (Details) - Schedule of Credit Exposure in its Financial Derivative Operations - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	$ 10,725,015	$ 12,150,722
Liability	11,988,342	14,108,114
Financial derivative contracts with collateral agreement threshold equal to zero [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	9,802,491	8,177,074
Liability	10,836,243	9,588,768
Financial derivative contracts with non-zero threshold collateral agreement [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	773,325	440,091
Liability	895,894	536,318
Financial derivative contracts without collateral agreement [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	149,199	3,533,557
Liability	$ 256,205	$ 3,983,028